Investments in associates and joint ventures	12 Months Ended
Mar. 31, 2025
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Investments in associates and joint ventures
8.	Investments in associates and joint ventures
There are no associates or joint ventures that are individually material to Sony.
The carrying amounts of investments in associates and joint ventures that are not individually material to Sony, as of March 31, 2024 and 2025 are as follows:

	Yen in millions
	March 31
	2024	2025
Investments accounted for using the equity method
Associates	363,611	303,321
Joint ventures	60,133	44,397

Total	423,744	347,718

Sony’s share of comprehensive income, profit or loss and other comprehensive income, of associates and joint ventures that are not individually material to Sony for the fiscal years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Share of profit or loss
Associates	22,637	19,727	19,746
Joint ventures	1,812	(9,225)	(27,547)

Total	24,449	10,502	(7,801)

Share of other comprehensive income
Associates	3,659	5,311	(1,268)
Joint ventures	40	37	20

Total	3,699	5,348	(1,248)

Share of comprehensive income
Associates	26,296	25,038	18,478
Joint ventures	1,852	(9,188)	(27,527)

Total	28,148	15,850	(9,049)

On January 31, 2024, Sony Bank Inc. (“Sony Bank”), a wholly-owned subsidiary of Sony, transferred a portion of its shares of Sony Payment Services Inc. (“Sony Payment Services”), which was a consolidated subsidiary of Sony Bank, to a special purpose company established by private equity funds which are managed by Blackstone Inc. and its affiliates. Upon the transfer, Sony Payment Services became an affiliate of Sony accounted for using the equity method and Sony has recorded a total of 19,763 million yen in other operating (income) expense, net for the fiscal year ended March 31, 2024, reflecting both a realized gain on the shares transferred and a remeasurement gain based on the fair value of the shares Sony will continue to hold after the transfer. The amounts of assets and liabilities of Sony Payment Services that were derecognized as a result of the transfer were not material.